Employee Cost - Summary of Employee Cost (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Employee Cost [Abstract]
Wages and salaries	$ 702,525	$ 664,619	$ 605,708
Other remunerations	107,198	100,638	83,984
Social benefits	91,357	81,073	72,733
Severance payments	22,390	19,030	8,877
Labor union fees	20,111	19,217	18,420
Taxes on employee benefits	13,977	12,360	10,886
PTU	70,127	2,647	7,900
Retirement employee benefits	33,150	31,382	22,735
Others	54,915	39,515	45,825
Total employee cost	$ 1,115,750	$ 970,481	$ 877,068